Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	GuideStone Funds
Central Index Key	0001131013
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

MyDestination 2005 Fund
GuideStone Funds MyDestination 2005 Fund
Investment Objective
The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		MyDestination 2005 Fund GS4 Class
Management fee		0.10%
Other expenses		0.17%
Acquired Fund fees and expenses		0.83%
Total annual operating expenses		1.10%
Fee waiver & expense reimbursement	[1]	(0.07%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.03%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2005 Fund GS4 Class
1 Year	105
3 Years	343
5 Years	599
10 Years	1,334

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	10 Years After	15 Years After
	Retirement 2005(4)
Fixed Income Select Funds(1)(2)	46.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	30.00%	37.00%	60.00%
Medium-Duration Bond	16.50%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	0.00%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	28.36%	25.89%	18.87%
Defensive Market Strategies	13.25%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%
Value Equity	6.75%	6.32%	5.12%
Growth Equity	6.75%	6.32%	5.12%
Small Cap Equity	1.61%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	8.14%	7.61%	6.13%
International Equity	8.14%	7.61%	6.13%

Real Return Select Funds(2)	17.00%	16.00%	15.00%
Real Estate Securities	2.00%	1.00%	0.00%
Inflation Protected Bond	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2005 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 11.63% 6/2009	Worst Quarter: (12.09)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2005 Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		8.92%	3.04%	3.59%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	8.25%	2.12%	2.67%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1]	5.88%	2.09%	2.57%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		8.47%	3.34%	3.91%	Dec 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	3.13%	Dec 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.11%	Dec 29, 2006
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.72%	Dec 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	0.12%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2005 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	10 Years After	15 Years After
	Retirement 2005(4)
Fixed Income Select Funds(1)(2)	46.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	30.00%	37.00%	60.00%
Medium-Duration Bond	16.50%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	0.00%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	28.36%	25.89%	18.87%
Defensive Market Strategies	13.25%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%
Value Equity	6.75%	6.32%	5.12%
Growth Equity	6.75%	6.32%	5.12%
Small Cap Equity	1.61%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	8.14%	7.61%	6.13%
International Equity	8.14%	7.61%	6.13%

Real Return Select Funds(2)	17.00%	16.00%	15.00%
Real Estate Securities	2.00%	1.00%	0.00%
Inflation Protected Bond	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2005 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 11.63% 6/2009	Worst Quarter: (12.09)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
MyDestination 2005 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total annual operating expenses	rr_ExpensesOverAssets	1.10%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,334
2007	rr_AnnualReturn2007	6.42%
2008	rr_AnnualReturn2008	(22.78%)
2009	rr_AnnualReturn2009	21.84%
2010	rr_AnnualReturn2010	10.56%
2011	rr_AnnualReturn2011	2.52%
2012	rr_AnnualReturn2012	8.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.09%)
One Year	rr_AverageAnnualReturnYear01	8.92%
Five Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2005 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.25%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.12%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
MyDestination 2005 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.88%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.09%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
MyDestination 2005 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.47%
Five Years	rr_AverageAnnualReturnYear05	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2005 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2005 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2005 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2005 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���).

MyDestination 2015 Fund
GuideStone Funds MyDestination 2015 Fund
Investment Objective
The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	MyDestination 2015 Fund GS4 Class
Management fee	0.10%
Other expenses	0.05%
Acquired Fund fees and expenses	0.96%
Total annual operating expenses	1.11%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2015 Fund GS4 Class
1 Year	113
3 Years	353
5 Years	612
10 Years	1,352

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	Retirement 2015(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	29.25%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	9.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	12.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	3.50%	2.50%	1.00%	0.00%	0.00%
Global Bond	4.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	41.12%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	20.00%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	9.35%	8.72%	7.37%	6.32%	5.12%
Growth Equity	9.35%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	2.42%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	11.38%	10.58%	8.93%	7.61%	6.13%
International Equity	11.38%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	18.25%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	5.25%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	13.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2015 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 15.12% 6/2009	Worst Quarter: (15.87)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2015 Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		11.46%	2.84%	3.38%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	10.72%	2.05%	2.57%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1]	7.58%	2.01%	2.46%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		11.95%	3.56%	4.00%	Dec 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	3.13%	Dec 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.11%	Dec 29, 2006
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.72%	Dec 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	0.12%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2015 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	Retirement 2015(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	29.25%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	9.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	12.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	3.50%	2.50%	1.00%	0.00%	0.00%
Global Bond	4.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	41.12%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	20.00%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	9.35%	8.72%	7.37%	6.32%	5.12%
Growth Equity	9.35%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	2.42%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	11.38%	10.58%	8.93%	7.61%	6.13%
International Equity	11.38%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	18.25%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	5.25%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	13.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2015 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 15.12% 6/2009	Worst Quarter: (15.87)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
MyDestination 2015 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%
Total annual operating expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
2007	rr_AnnualReturn2007	6.12%
2008	rr_AnnualReturn2008	(29.31%)
2009	rr_AnnualReturn2009	26.27%
2010	rr_AnnualReturn2010	13.54%
2011	rr_AnnualReturn2011	1.84%
2012	rr_AnnualReturn2012	11.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.87%)
One Year	rr_AverageAnnualReturnYear01	11.46%
Five Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2015 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.72%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.05%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[1]
MyDestination 2015 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.58%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.01%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[1]
MyDestination 2015 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.95%
Five Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2015 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2015 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2015 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2015 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

MyDestination 2025 Fund
GuideStone Funds MyDestination 2025 Fund
Investment Objective
The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2025 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	MyDestination 2025 Fund GS4 Class
Management fee	0.10%
Other expenses	0.05%
Acquired Fund fees and expenses	1.04%
Total annual operating expenses	1.19%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2025 Fund GS4 Class
1 Year	121
3 Years	378
5 Years	654
10 Years	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	10 Years Before	Retirement 2025(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	24.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	2.50%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	8.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	6.25%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	6.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	49.35%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	17.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	13.88%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	13.88%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	4.09%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	17.15%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	17.15%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	9.50%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	6.50%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	3.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2025 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.37% 6/2009	Worst Quarter: (19.75)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2025 Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		13.90%	2.13%	2.65%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	13.28%	1.45%	1.93%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	9.19%	1.48%	1.90%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		14.11%	2.90%	3.42%	Dec 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	3.13%	Dec 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.11%	Dec 29, 2006
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.72%	Dec 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	0.12%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2025 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2025 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	10 Years Before	Retirement 2025(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	24.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	2.50%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	8.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	6.25%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	6.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	49.35%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	17.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	13.88%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	13.88%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	4.09%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	17.15%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	17.15%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	9.50%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	6.50%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	3.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2025 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent the Fund owns Select Funds that buy investments in convertible securities, the Fund’s value will fluctuate due to factors affecting a convertible security’s market value, which tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.37% 6/2009	Worst Quarter: (19.75)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period. Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MyDestination 2025 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%
Total annual operating expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2007	rr_AnnualReturn2007	5.29%
2008	rr_AnnualReturn2008	(35.00%)
2009	rr_AnnualReturn2009	30.12%
2010	rr_AnnualReturn2010	15.32%
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	13.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
One Year	rr_AverageAnnualReturnYear01	13.90%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2025 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.28%	[1]
Five Years	rr_AverageAnnualReturnYear05	1.45%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[1]
MyDestination 2025 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.19%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	1.48%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[1],[2]
MyDestination 2025 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.11%
Five Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2025 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2025 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2025 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2025 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

MyDestination 2035 Fund
GuideStone Funds MyDestination 2035 Fund
Investment Objective
The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		MyDestination 2035 Fund GS4 Class
Management fee		0.10%
Other expenses		0.08%
Acquired Fund fees and expenses		1.08%
Total annual operating expenses		1.26%
Fee waiver & expense reimbursement/recoupment	[1][2]	0.02%
Total annual operating expenses (after fee waiver & expense reimbursement)		1.28%
[1]	Due to the repayment provision referenced in footnote 1, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2035 Fund GS4 Class
1 Year	130
3 Years	402
5 Years	694
10 Years	1,524

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund's strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder's pre-retirement and early retirement years, and to adjust the Fund's asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds as of May 2013.

	May 2013	20 Years Before	10 Years Before	Retirement 2035(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	12.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	2.75%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	2.75%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	7.00%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	52.32%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	22.34%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	22.34%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	7.64%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	28.18%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	28.18%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	7.00%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	7.00%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2035 assumes that an investor retired at age 65.
  The Fund's assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund's Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund's current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund's investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund's value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 19.35% 6/2009	Worst Quarter: (22.71)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2035 Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		16.30%	0.95%	1.64%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	15.89%	0.43%	1.07%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	10.87%	0.59%	1.15%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		15.86%	1.67%	2.37%	Dec 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	3.13%	Dec 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.11%	Dec 29, 2006
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.72%	Dec 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	0.12%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund's strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder's pre-retirement and early retirement years, and to adjust the Fund's asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds as of May 2013.

	May 2013	20 Years Before	10 Years Before	Retirement 2035(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	12.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	2.75%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	2.75%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	7.00%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	52.32%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	22.34%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	22.34%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	7.64%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	28.18%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	28.18%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	7.00%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	7.00%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2035 assumes that an investor retired at age 65.
  The Fund's assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund's Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund's current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund's investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that invest in bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund's value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 19.35% 6/2009	Worst Quarter: (22.71)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period. Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MyDestination 2035 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.08%
Total annual operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver & expense reimbursement/recoupment	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1],[2]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.28%
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	694
10 Years	rr_ExpenseExampleYear10	1,524
2007	rr_AnnualReturn2007	5.20%
2008	rr_AnnualReturn2008	(38.86%)
2009	rr_AnnualReturn2009	30.99%
2010	rr_AnnualReturn2010	16.02%
2011	rr_AnnualReturn2011	(2.99%)
2012	rr_AnnualReturn2012	16.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.71%)
One Year	rr_AverageAnnualReturnYear01	16.30%
Five Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2035 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.89%	[3]
Five Years	rr_AverageAnnualReturnYear05	0.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[3]
MyDestination 2035 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.87%	[3],[4]
Five Years	rr_AverageAnnualReturnYear05	0.59%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[3],[4]
MyDestination 2035 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.86%
Five Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2035 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2035 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2035 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2035 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	Due to the repayment provision referenced in footnote 1, the Adviser was repaid a portion of expenses previously reimbursed by the Adviser.
[2]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[4]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

MyDestination 2045 Fund
GuideStone Funds MyDestination 2045 Fund
Investment Objective
The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		MyDestination 2045 Fund GS4 Class
Management fee		0.10%
Other expenses		0.11%
Acquired Fund fees and expenses		1.10%
Total annual operating expenses		1.31%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.30%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2045 Fund GS4 Class
1 Year	132
3 Years	414
5 Years	717
10 Years	1,578

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	30 Years Before	20 Years Before	10 Years Before	Retirement 2045(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	6.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	1.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.30%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.30%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.65%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	9.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	9.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2045 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 19.43% 6/2009	Worst Quarter: (24.19)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2045 Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		16.60%	0.48%	1.13%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	16.27%	0.03%	0.59%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	11.08%	0.26%	0.75%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		16.39%	1.23%	1.90%	Dec 29, 2006
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	3.13%	Dec 29, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	6.11%	Dec 29, 2006
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.72%	Dec 29, 2006
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	0.12%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2045 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	30 Years Before	20 Years Before	10 Years Before	Retirement 2045(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	6.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	1.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.30%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.30%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.65%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	9.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	9.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2045 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 19.43% 6/2009	Worst Quarter: (24.19)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period. Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
MyDestination 2045 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.10%
Total annual operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	717
10 Years	rr_ExpenseExampleYear10	1,578
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	(40.29%)
2009	rr_AnnualReturn2009	30.71%
2010	rr_AnnualReturn2010	16.80%
2011	rr_AnnualReturn2011	(3.63%)
2012	rr_AnnualReturn2012	16.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
One Year	rr_AverageAnnualReturnYear01	16.60%
Five Years	rr_AverageAnnualReturnYear05	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2045 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.27%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.03%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
MyDestination 2045 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.08%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	0.26%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2],[3]
MyDestination 2045 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.39%
Five Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2045 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2045 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2045 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
MyDestination 2045 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

MyDestination 2055 Fund
GuideStone Funds MyDestination 2055 Fund
Investment Objective
The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		MyDestination 2055 Fund GS4 Class
Management fee		0.10%
Other expenses		2.21%
Acquired Fund fees and expenses		1.11%
Total annual operating expenses		3.42%
Fee waiver & expense reimbursement	[1]	(2.11%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.31%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	MyDestination 2055 Fund GS4 Class
1 Year	133
3 Years	854
5 Years	1,597
10 Years	3,561

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	5.00%	5.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	55.25%	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	10.00%	10.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	10.00%	10.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2055 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return year ended 12/31

Best Quarter: 10.20% 3/2012	Worst Quarter: (4.45)% 6/2012

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MyDestination 2055 Fund		One Year	Since Inception	Inception Date
GS4 Class		14.18%	14.18%	Jan 1, 2012
GS4 Class after taxes on distributions	[1]	13.57%	13.57%	Jan 1, 2012
GS4 Class after taxes on distributions and sale of Fund shares	[1]	9.37%	9.37%	Jan 1, 2012
Composite Index (reflects no deduction for fees, expenses or taxes)		16.47%	16.47%	Jan 1, 2012
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	0.43%	Jan 1, 2012
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	4.22%	Jan 1, 2012
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	16.42%	Jan 1, 2012
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	16.83%	Jan 1, 2012
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MyDestination 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds MyDestination 2055 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MyDestination 2055 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2055 Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 15 years after the retirement year.
  The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 15 years after the target retirement year.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds as of May 2013.

	May 2013	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(4)	5 Years After	10 Years After	15 Years After
Fixed Income Select Funds(1)(2)	5.00%	5.00%	6.50%	15.00%	24.50%	30.00%	39.50%	50.50%	60.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.00%	4.25%	11.00%	19.25%	37.00%	60.00%
Medium-Duration Bond	0.00%	0.00%	0.00%	3.75%	9.50%	13.00%	17.75%	13.50%	0.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	3.75%	4.75%	2.50%	1.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	5.50%	7.50%	6.00%	3.50%	1.50%	0.00%	0.00%

U.S. Equity Select Funds(2)(3)	55.25%	55.25%	55.25%	51.23%	48.07%	39.67%	33.07%	25.89%	18.87%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	18.50%	20.00%	16.50%	11.75%	7.50%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Growth Equity	23.24%	23.24%	23.36%	21.33%	13.06%	8.72%	7.37%	6.32%	5.12%
Small Cap Equity	8.77%	8.77%	8.53%	7.07%	3.45%	2.23%	1.83%	1.50%	1.13%

Non-U.S. Equity Select Fund(2)	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%
International Equity	29.75%	29.75%	29.75%	26.77%	15.93%	10.58%	8.93%	7.61%	6.13%

Real Return Select Funds(2)	10.00%	10.00%	8.50%	7.00%	11.50%	19.75%	18.50%	16.00%	15.00%
Real Estate Securities	10.00%	10.00%	8.50%	7.00%	6.50%	4.75%	3.50%	1.00%	0.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	5.00%	15.00%	15.00%	15.00%	15.00%
(1)	These target allocations may include investment grade and high yield fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	The retirement year of 2055 assumes that an investor retired at age 65.
  The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 15 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.
  The Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.
  Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 35%. Although the Adviser will not generally vary beyond the 15 percentage point allocation range, the Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s target investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and four broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return year ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 10.20% 3/2012	Worst Quarter: (4.45)% 6/2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
MyDestination 2055 Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	2.21%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.11%
Total annual operating expenses	rr_ExpensesOverAssets	3.42%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.11%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,597
10 Years	rr_ExpenseExampleYear10	3,561
2012	rr_AnnualReturn2012	14.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.45%)
One Year	rr_AverageAnnualReturnYear01	14.18%
Since Inception	rr_AverageAnnualReturnSinceInception	14.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
MyDestination 2055 Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.57%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012	[2]
MyDestination 2055 Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012	[2]
MyDestination 2055 Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.47%
Since Inception	rr_AverageAnnualReturnSinceInception	16.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
MyDestination 2055 Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
MyDestination 2055 Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
MyDestination 2055 Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	16.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012
MyDestination 2055 Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	16.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2012

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.

Conservative Allocation Fund
GuideStone Funds Conservative Allocation Fund
Investment Objective
The Conservative Allocation Fund seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Conservative Allocation Fund GS4 Class
Management fee		0.10%
Other expenses		0.06%
Acquired Fund fees and expenses		0.73%
Total annual operating expenses		0.89%
Fee waiver & expense reimbursement	[1]	(0.04%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.85%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Conservative Allocation Fund GS4 Class
1 Year	87
3 Years	280
5 Years	489
10 Years	1,092

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%

U.S. Equity Select Funds(1)(2)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Fund(1)	6%	2-15%
International Equity	6%	2-15%

Real Return Select Fund(1)	15%	5-25%
Inflation Protected Bond	15%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 8.00% 6/2009	Worst Quarter: (5.97)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Conservative Allocation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		7.02%	3.40%	4.67%	4.07%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	6.37%	2.27%	3.48%	2.82%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	4.66%	2.39%	3.49%	2.89%	Aug 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)		5.41%	3.19%	4.75%	4.21%	Aug 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	2.72%	3.14%	Aug 27, 2001
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	7.68%	4.27%	Aug 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	6.45%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Allocation Fund seeks current income and modest capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%

U.S. Equity Select Funds(1)(2)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Fund(1)	6%	2-15%
International Equity	6%	2-15%

Real Return Select Fund(1)	15%	5-25%
Inflation Protected Bond	15%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 8.00% 6/2009	Worst Quarter: (5.97)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Conservative Allocation Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total annual operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	280
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	1,092
2003	rr_AnnualReturn2003	9.33%
2004	rr_AnnualReturn2004	4.76%
2005	rr_AnnualReturn2005	3.31%
2006	rr_AnnualReturn2006	5.99%
2007	rr_AnnualReturn2007	6.48%
2008	rr_AnnualReturn2008	(13.11%)
2009	rr_AnnualReturn2009	16.58%
2010	rr_AnnualReturn2010	7.19%
2011	rr_AnnualReturn2011	1.71%
2012	rr_AnnualReturn2012	7.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.97%)
One Year	rr_AverageAnnualReturnYear01	7.02%
Five Years	rr_AverageAnnualReturnYear05	3.40%
Ten Years	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Conservative Allocation Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.37%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.27%	[2]
Ten Years	rr_AverageAnnualReturnYear10	3.48%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
Conservative Allocation Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.66%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	2.39%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	3.49%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
Conservative Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.41%
Five Years	rr_AverageAnnualReturnYear05	3.19%
Ten Years	rr_AverageAnnualReturnYear10	4.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Conservative Allocation Fund | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Ten Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Conservative Allocation Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Conservative Allocation Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Balanced Allocation Fund
GuideStone Funds Balanced Allocation Fund
Investment Objective
The Balanced Allocation Fund seeks moderate capital appreciation with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Balanced Allocation Fund GS4 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		0.90%
Total annual operating expenses		1.03%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.02%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Balanced Allocation Fund GS4 Class
1 Year	104
3 Years	327
5 Years	568
10 Years	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%

U.S. Equity Select Funds(1)(2)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Fund(1)	14%	5-25%
International Equity	14%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S.

Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 13.63% 6/2009	Worst Quarter: (11.14)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Balanced Allocation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		11.79%	3.61%	6.82%	5.33%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	10.87%	2.29%	5.43%	3.88%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	8.02%	2.46%	5.34%	3.93%	Aug 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)		10.47%	3.84%	7.05%	5.63%	Aug 27, 2001
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.18%	5.62%	Aug 27, 2001
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	7.68%	4.27%	Aug 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	6.45%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���).
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Balanced Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Allocation Fund seeks moderate capital appreciation with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%

U.S. Equity Select Funds(1)(2)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Fund(1)	14%	5-25%
International Equity	14%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S.

Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 13.63% 6/2009	Worst Quarter: (11.14)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Balanced Allocation Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%
Total annual operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	1,259
2003	rr_AnnualReturn2003	18.79%
2004	rr_AnnualReturn2004	10.13%
2005	rr_AnnualReturn2005	6.24%
2006	rr_AnnualReturn2006	8.78%
2007	rr_AnnualReturn2007	7.16%
2008	rr_AnnualReturn2008	(24.41%)
2009	rr_AnnualReturn2009	25.05%
2010	rr_AnnualReturn2010	11.87%
2011	rr_AnnualReturn2011	1.01%
2012	rr_AnnualReturn2012	11.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.14%)
One Year	rr_AverageAnnualReturnYear01	11.79%
Five Years	rr_AverageAnnualReturnYear05	3.61%
Ten Years	rr_AverageAnnualReturnYear10	6.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Balanced Allocation Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.87%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.29%	[2]
Ten Years	rr_AverageAnnualReturnYear10	5.43%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
Balanced Allocation Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.02%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	2.46%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	5.34%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
Balanced Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.47%
Five Years	rr_AverageAnnualReturnYear05	3.84%
Ten Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Balanced Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Balanced Allocation Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Balanced Allocation Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (���IRAs���).
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Growth Allocation Fund
GuideStone Funds Growth Allocation Fund
Investment Objective
The Growth Allocation Fund seeks capital appreciation with modest current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Growth Allocation Fund GS4 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		1.00%
Total annual operating expenses		1.13%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.12%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Growth Allocation Fund GS4 Class
1 Year	114
3 Years	358
5 Years	621
10 Years	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%

U.S. Equity Select Funds(1)	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%

Non-U.S. Equity Select Fund(1)	26%	10-40%
International Equity	26%	10-40%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 16.02% 6/2009	Worst Quarter: (16.98)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Growth Allocation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		14.84%	1.78%	7.09%	4.75%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	14.31%	0.80%	6.00%	3.66%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	9.97%	1.11%	5.83%	3.69%	Aug 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)		13.60%	2.27%	7.63%	5.27%	Aug 27, 2001
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.18%	5.62%	Aug 27, 2001
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	7.68%	4.27%	Aug 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	6.45%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Allocation Fund seeks capital appreciation with modest current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%

U.S. Equity Select Funds(1)	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%

Non-U.S. Equity Select Fund(1)	26%	10-40%
International Equity	26%	10-40%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 16.02% 6/2009	Worst Quarter: (16.98)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Growth Allocation Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.00%
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,374
2003	rr_AnnualReturn2003	25.23%
2004	rr_AnnualReturn2004	12.80%
2005	rr_AnnualReturn2005	8.09%
2006	rr_AnnualReturn2006	11.03%
2007	rr_AnnualReturn2007	7.16%
2008	rr_AnnualReturn2008	(32.98%)
2009	rr_AnnualReturn2009	27.96%
2010	rr_AnnualReturn2010	13.65%
2011	rr_AnnualReturn2011	(2.39%)
2012	rr_AnnualReturn2012	14.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.98%)
One Year	rr_AverageAnnualReturnYear01	14.84%
Five Years	rr_AverageAnnualReturnYear05	1.78%
Ten Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Growth Allocation Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.31%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.80%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
Growth Allocation Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.97%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	1.11%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	5.83%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
Growth Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.60%
Five Years	rr_AverageAnnualReturnYear05	2.27%
Ten Years	rr_AverageAnnualReturnYear10	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Growth Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Growth Allocation Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Growth Allocation Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Aggressive Allocation Fund
GuideStone Funds Aggressive Allocation Fund
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Aggressive Allocation Fund GS4 Class
Management fee		0.10%
Other expenses		0.03%
Acquired Fund fees and expenses		1.14%
Total annual operating expenses		1.27%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.26%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Aggressive Allocation Fund GS4 Class
1 Year	128
3 Years	402
5 Years	696
10 Years	1,533

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds(1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund(1)	40%	25-55%
International Equity	40%	25-55%
(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.57% 6/2009	Worst Quarter: (22.77)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Aggressive Allocation Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		17.19%	(0.26%)	7.20%	3.96%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	16.75%	(1.02%)	6.33%	3.18%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	11.71%	(0.44%)	6.16%	3.26%	Aug 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)		16.75%	0.54%	8.08%	4.74%	Aug 27, 2001
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	7.68%	4.27%	Aug 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deductions for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	6.45%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Aggressive Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Allocation Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds(1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund(1)	40%	25-55%
International Equity	40%	25-55%
(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.57% 6/2009	Worst Quarter: (22.77)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Aggressive Allocation Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.14%
Total annual operating expenses	rr_ExpensesOverAssets	1.27%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	696
10 Years	rr_ExpenseExampleYear10	1,533
2003	rr_AnnualReturn2003	31.99%
2004	rr_AnnualReturn2004	15.47%
2005	rr_AnnualReturn2005	9.75%
2006	rr_AnnualReturn2006	13.20%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(41.05%)
2009	rr_AnnualReturn2009	30.82%
2010	rr_AnnualReturn2010	15.16%
2011	rr_AnnualReturn2011	(5.14%)
2012	rr_AnnualReturn2012	17.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.77%)
One Year	rr_AverageAnnualReturnYear01	17.19%
Five Years	rr_AverageAnnualReturnYear05	(0.26%)
Ten Years	rr_AverageAnnualReturnYear10	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Aggressive Allocation Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.75%	[2]
Five Years	rr_AverageAnnualReturnYear05	(1.02%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
Aggressive Allocation Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.71%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	(0.44%)	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	6.16%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
Aggressive Allocation Fund | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.75%
Five Years	rr_AverageAnnualReturnYear05	0.54%
Ten Years	rr_AverageAnnualReturnYear10	8.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Aggressive Allocation Fund | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Ten Years	rr_AverageAnnualReturnYear10	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
Aggressive Allocation Fund | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Conservative Allocation Fund I
GuideStone Funds Conservative Allocation Fund I
Investment Objective
The Conservative Allocation Fund I seeks current income and modest capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Conservative Allocation Fund I GS2 Class
Management fee		0.10%
Other expenses		0.11%
Acquired Fund fees and expenses		0.55%
Total annual operating expenses		0.76%
Fee waiver & expense reimbursement	[1]	(0.06%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.70%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Conservative Allocation Fund I GS2 Class
1 Year	72
3 Years	237
5 Years	416
10 Years	937

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%

U.S. Equity Select Funds(1)(2)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Fund(1)	6%	2-15%
International Equity	6%	2-15%

Real Return Select Fund(1)	15%	5-25%
Inflation Protected Bond	15%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerable more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of the inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS2 Class Annual Total Return years ended 12/31

Best Quarter: 8.06% 6/2009	Worst Quarter: (5.81)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Conservative Allocation Fund I		One Year	Five Years	Since Inception	Inception Date
GS2 Class		7.07%	3.59%	4.56%	Jul 1, 2003
GS2 Class after taxes on distributions	[1]	6.19%	2.44%	3.16%	Jul 1, 2003
GS2 Class after taxes on distributions and sale of Fund shares	[1][2]	4.69%	2.44%	3.18%	Jul 1, 2003
Composite Index (reflects no deduction for fees, expenses or taxes)		5.41%	3.19%	4.57%	Jul 1, 2003
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	2.72%	Jul 1, 2003
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	6.64%	Jul 1, 2003
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.06%	Jul 1, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Conservative Allocation Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Conservative Allocation Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Allocation Fund I seeks current income and modest capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund I.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines a greater percentage of fixed-income securities with a smaller percentage of equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	60%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	58%	45-70%

U.S. Equity Select Funds(1)(2)	19%	10-30%
Defensive Market Strategies	8%	2-20%
Value Equity	5%	2-15%
Growth Equity	5%	2-15%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Fund(1)	6%	2-15%
International Equity	6%	2-15%

Real Return Select Fund(1)	15%	5-25%
Inflation Protected Bond	15%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  To the extent that the Fund owns Select Funds that invest in high yield securities ("junk bonds"), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund's value could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerable more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of the inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Bank of America Merrill Lynch 1-3 Year Treasury Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS2 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 8.06% 6/2009	Worst Quarter: (5.81)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Conservative Allocation Fund I | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	937
2004	rr_AnnualReturn2004	4.77%
2005	rr_AnnualReturn2005	3.46%
2006	rr_AnnualReturn2006	6.21%
2007	rr_AnnualReturn2007	6.55%
2008	rr_AnnualReturn2008	(12.98%)
2009	rr_AnnualReturn2009	17.13%
2010	rr_AnnualReturn2010	7.25%
2011	rr_AnnualReturn2011	1.92%
2012	rr_AnnualReturn2012	7.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.81%)
One Year	rr_AverageAnnualReturnYear01	7.07%
Five Years	rr_AverageAnnualReturnYear05	3.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Conservative Allocation Fund I | after taxes on distributions | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.19%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[2]
Conservative Allocation Fund I | after taxes on distributions and sale of Fund shares | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.69%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	2.44%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.18%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[2],[3]
Conservative Allocation Fund I | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.41%
Five Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Conservative Allocation Fund I | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Conservative Allocation Fund I | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Conservative Allocation Fund I | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Balanced Allocation Fund I
GuideStone Funds Balanced Allocation Fund I
Investment Objective
The Balanced Allocation Fund I seeks moderate capital appreciation with current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	Balanced Allocation Fund I GS2 Class
Management fee	0.10%
Other expenses	0.04%
Acquired Fund fees and expenses	0.71%
Total annual operating expenses	0.85%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Balanced Allocation Fund I GS2 Class
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%

U.S. Equity Select Funds(1)(2)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Fund(1)	14%	5-25%
International Equity	14%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS2 Class Annual Total Return years ended 12/31

Best Quarter: 13.74% 6/2009	Worst Quarter: (11.08)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Balanced Allocation Fund I		One Year	Five Years	Since Inception	Inception Date
GS2 Class		12.05%	3.80%	6.38%	Jul 1, 2003
GS2 Class after taxes on distributions	[1]	10.69%	2.21%	4.67%	Jul 1, 2003
GS2 Class after taxes on distributions and sale of Fund shares	[1][2]	8.02%	2.39%	4.66%	Jul 1, 2003
Composite Index (reflects no deduction for fees, expenses or taxes)		10.47%	3.84%	6.55%	Jul 1, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.02%	Jul 1, 2003
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	6.64%	Jul 1, 2003
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.06%	Jul 1, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Balanced Allocation Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Balanced Allocation Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Allocation Fund I seeks moderate capital appreciation with current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Allocation Fund I.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds (“Select Funds”), combines approximately equal percentages of fixed-income securities with equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	50%	35-65%
Money Market	2%	0-10%
Low-Duration Bond	13%	5-25%
Medium-Duration Bond	22%	10-35%
Extended-Duration Bond	8%	2-15%
Global Bond	5%	0-10%

U.S. Equity Select Funds(1)(2)	36%	25-50%
Defensive Market Strategies	10%	5-25%
Value Equity	12%	5-25%
Growth Equity	12%	5-25%
Small Cap Equity	2%	0-10%

Non-U.S. Equity Select Fund(1)	14%	5-25%
International Equity	14%	5-25%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(2)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
  Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund’s investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund’s dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  To the extent that the Fund owns Select Funds that invest in high yield securities (“junk bonds”), the Fund will be subject to risks that the junk bonds may default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  To the extent that the Fund owns Select Funds that invest in derivatives, it is exposed to derivative risk. Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives by the underlying Select Funds may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund’s percentage allocations to the underlying asset classes as represented by the Fund’s investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS2 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 13.74% 6/2009	Worst Quarter: (11.08)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Balanced Allocation Fund I | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual operating expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
2004	rr_AnnualReturn2004	10.26%
2005	rr_AnnualReturn2005	6.42%
2006	rr_AnnualReturn2006	8.85%
2007	rr_AnnualReturn2007	7.32%
2008	rr_AnnualReturn2008	(24.26%)
2009	rr_AnnualReturn2009	25.28%
2010	rr_AnnualReturn2010	12.04%
2011	rr_AnnualReturn2011	1.14%
2012	rr_AnnualReturn2012	12.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
One Year	rr_AverageAnnualReturnYear01	12.05%
Five Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Balanced Allocation Fund I | after taxes on distributions | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.69%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[1]
Balanced Allocation Fund I | after taxes on distributions and sale of Fund shares | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.02%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	2.39%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[1],[2]
Balanced Allocation Fund I | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.47%
Five Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Balanced Allocation Fund I | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Balanced Allocation Fund I | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Balanced Allocation Fund I | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Growth Allocation Fund I
GuideStone Funds Growth Allocation Fund I
Investment Objective
The Growth Allocation Fund I seeks capital appreciation with modest current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	Growth Allocation Fund I GS2 Class
Management fee	0.10%
Other expenses	0.05%
Acquired Fund fees and expenses	0.80%
Total annual operating expenses	0.95%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Growth Allocation Fund I GS2 Class
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%

U.S. Equity Select Funds(1)	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%

Non-U.S. Equity Select Fund(1)	26%	10-40%
International Equity	26%	10-40%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund's percentage allocations to the underlying asset classes as represented by the Fund's investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds' website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS2 Class Annual Total Return years ended 12/31

Best Quarter: 16.15% 6/2009	Worst Quarter: (16.82)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Growth Allocation Fund I		One Year	Five Years	Since Inception	Inception Date
GS2 Class		15.09%	1.96%	6.49%	Jul 1, 2003
GS2 Class after taxes on distributions	[1]	14.31%	0.83%	5.19%	Jul 1, 2003
GS2 Class after taxes on distributions and sale of Fund shares	[1][2]	10.12%	1.14%	5.11%	Jul 1, 2003
Composite Index (reflects no deduction for fees, expenses or taxes)		13.60%	2.27%	6.95%	Jul 1, 2003
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.02%	Jul 1, 2003
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	6.64%	Jul 1, 2003
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.06%	Jul 1, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Growth Allocation Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Growth Allocation Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Allocation Fund I seeks capital appreciation with modest current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Allocation Fund I.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), combines a greater percentage of equity securities with a smaller percentage of fixed-income securities.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Funds(1)	25%	15-35%
Money Market	2%	0-10%
Low-Duration Bond	5%	0-10%
Medium-Duration Bond	11%	5-25%
Extended-Duration Bond	4%	0-10%
Global Bond	3%	0-10%

U.S. Equity Select Funds(1)	49%	35-65%
Value Equity	22%	15-35%
Growth Equity	22%	15-35%
Small Cap Equity	5%	2-15%

Non-U.S. Equity Select Fund(1)	26%	10-40%
International Equity	26%	10-40%
(1)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy bonds and other fixed-income securities, the Fund's value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.
  Because the Fund owns Select Funds that invest in fixed-income securities with longer durations, the Fund's investments in those Select Funds may be more sensitive to changes in interest rates. Duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer the Select Fund's dollar-weighted average duration, the more sensitive that Select Fund will be to interest rate changes as compared to funds with shorter dollar-weighted average durations.
  There is a risk that the issuer of a fixed-income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund's percentage allocations to the underlying asset classes as represented by the Fund's investment in the Select Funds.) The Barclays U.S. Aggregate Bond Index, Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds' website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS2 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 16.15% 6/2009	Worst Quarter: (16.82)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Growth Allocation Fund I | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total annual operating expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
2004	rr_AnnualReturn2004	12.88%
2005	rr_AnnualReturn2005	8.20%
2006	rr_AnnualReturn2006	11.21%
2007	rr_AnnualReturn2007	7.40%
2008	rr_AnnualReturn2008	(32.82%)
2009	rr_AnnualReturn2009	28.22%
2010	rr_AnnualReturn2010	13.68%
2011	rr_AnnualReturn2011	(2.21%)
2012	rr_AnnualReturn2012	15.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Allocation Fund I | after taxes on distributions | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.31%	[1]
Five Years	rr_AverageAnnualReturnYear05	0.83%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[1]
Growth Allocation Fund I | after taxes on distributions and sale of Fund shares | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%	[1],[2]
Five Years	rr_AverageAnnualReturnYear05	1.14%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[1],[2]
Growth Allocation Fund I | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.60%
Five Years	rr_AverageAnnualReturnYear05	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Allocation Fund I | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Allocation Fund I | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Growth Allocation Fund I | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Aggressive Allocation Fund I
GuideStone Funds Aggressive Allocation Fund I
Investment Objective
The Aggressive Allocation Fund I seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund I.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Aggressive Allocation Fund I GS2 Class
Management fee		0.10%
Other expenses		0.06%
Acquired Fund fees and expenses		0.92%
Total annual operating expenses		1.08%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.07%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Aggressive Allocation Fund I GS2 Class
1 Year	109
3 Years	342
5 Years	595
10 Years	1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds (1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund(1)	40%	25-55%
International Equity	40%	25-55%
(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Principal Investment Risks
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund's percentage allocations to the underlying asset classes as represented by the Fund's investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds' website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS2 Class Annual Total Return years ended 12/31

Best Quarter: 18.57% 6/2009	Worst Quarter: (22.79)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Aggressive Allocation Fund I		One Year	Five Years	Since Inception	Inception Date
GS2 Class		17.31%	(0.11%)	6.39%	Jul 1, 2003
GS2 Class after taxes on distributions	[1]	17.02%	(0.76%)	5.51%	Jul 1, 2003
GS2 Class after taxes on distributions and sale of Fund shares	[1][2]	11.62%	(0.29%)	5.38%	Jul 1, 2003
Composite Index (reflects no deduction for fees, expenses or taxes)		16.75%	0.54%	7.22%	Jul 1, 2003
Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.05%	6.64%	Jul 1, 2003
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.06%	Jul 1, 2003
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Aggressive Allocation Fund I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Aggressive Allocation Fund I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Allocation Fund I seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Allocation Fund I.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund, through investments in the GuideStone Funds Select Funds ("Select Funds"), combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.
  The Adviser uses the following target and potential ranges in allocating the Fund's assets among the Select Funds.

	Target	Range
Fixed Income Select Fund	2%	0-10%
Money Market	2%	0-10%

U.S. Equity Select Funds (1)	58%	50-80%
Value Equity	26%	15-45%
Growth Equity	26%	15-45%
Small Cap Equity	6%	2-15%

Non-U.S. Equity Select Fund(1)	40%	25-55%
International Equity	40%	25-55%
(1)	The U.S. Equity Select Funds and Non-U.S. Equity Select Fund asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  Target allocations represent the Fund's current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Adviser may change these target allocations and ranges from time to time and may add or eliminate new or existing Select Funds or other investments without shareholder approval.
  The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund's value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible to lose money by investing in the Fund.
  Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund's value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).
  Because the Fund owns Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.
  Because the Fund owns Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.
  Because the Fund indirectly pays a portion of the expenses incurred by the Select Funds in which it invests, in addition to paying its own expenses, the overall cost of investing in the Fund may be higher than investing in the individual Select Funds directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests. (The Composite Index corresponds to the Fund's percentage allocations to the underlying asset classes as represented by the Fund's investment in the Select Funds.) The Russell 3000® Index and MSCI ACWI (All Country World Index) Ex-U.S. Index are provided to show how the Fund's performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds' website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and the annual total returns of the Fund's GS2 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund's GS2 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS2 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.57% 6/2009	Worst Quarter: (22.79)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Aggressive Allocation Fund I | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	342
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,316
2004	rr_AnnualReturn2004	15.48%
2005	rr_AnnualReturn2005	9.98%
2006	rr_AnnualReturn2006	13.33%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(40.87%)
2009	rr_AnnualReturn2009	30.87%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(4.93%)
2012	rr_AnnualReturn2012	17.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.79%)
One Year	rr_AverageAnnualReturnYear01	17.31%
Five Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Aggressive Allocation Fund I | after taxes on distributions | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.02%	[2]
Five Years	rr_AverageAnnualReturnYear05	(0.76%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[2]
Aggressive Allocation Fund I | after taxes on distributions and sale of Fund shares | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.62%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	(0.29%)	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003	[2],[3]
Aggressive Allocation Fund I | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.75%
Five Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Aggressive Allocation Fund I | Russell 3000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.42%
Five Years	rr_AverageAnnualReturnYear05	2.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
Aggressive Allocation Fund I | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

MONEY MARKET
GuideStone Funds Money Market Fund
Investment Objective
The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses MONEY MARKET	GS2 Class	GS4 Class
Management fee	0.16%	0.16%
Other expenses	0.04%	0.28%
Total annual operating expenses	0.20%	0.44%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example MONEY MARKET (USD $)	GS2 Class	GS4 Class
1 Year	20	45
3 Years	64	141
5 Years	113	246
10 Years	255	555

Principal Investment Strategies
  The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.
  The Fund invests primarily in:
  Short-term obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  The Fund may enter into repurchase agreements relating to the above instruments.
  The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost.
  The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by two or more nationally recognized statistical rating organization (“NRSRO”), the obligation is rated in the highest short-term rating category of any two NRSROs; (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO’s highest rating category; and (iii) if an obligation is not rated by an NRSRO, the Fund’s Sub-Adviser must determine if it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.
  The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar weighted average life portfolio maturity of 120 days or less.
  The Fund’s investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.
  The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Principal Investment Risks
  Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
  A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop.
  The Fund’s return will drop if short-term interest rates drop.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  The Fund’s ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.
  Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 1.27% 9/2007	Worst Quarter: 0.00% 9/2012

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MONEY MARKET	One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class	0.01%	0.61%	1.74%	1.75%	Aug 27, 2001
GS2 Class	0.10%	0.75%	1.91%	1.90%	Aug 27, 2001
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.45%	1.69%	1.73%	Aug 27, 2001

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MONEY MARKET
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.
  The Fund invests primarily in:
  Short-term obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  The Fund may enter into repurchase agreements relating to the above instruments.
  The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost.
  The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by two or more nationally recognized statistical rating organization (“NRSRO”), the obligation is rated in the highest short-term rating category of any two NRSROs; (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO’s highest rating category; and (iii) if an obligation is not rated by an NRSRO, the Fund’s Sub-Adviser must determine if it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.
  The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar weighted average life portfolio maturity of 120 days or less.
  The Fund’s investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.
  The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
  A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop.
  The Fund’s return will drop if short-term interest rates drop.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  The Fund’s ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.
  Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is not insured or guaranteed by the Adviser, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 1.27% 9/2007	Worst Quarter: 0.00% 9/2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
MONEY MARKET | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	255
One Year	rr_AverageAnnualReturnYear01	0.10%
Five Years	rr_AverageAnnualReturnYear05	0.75%
Ten Years	rr_AverageAnnualReturnYear10	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
MONEY MARKET | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
2003	rr_AnnualReturn2003	0.85%
2004	rr_AnnualReturn2004	0.99%
2005	rr_AnnualReturn2005	2.88%
2006	rr_AnnualReturn2006	4.72%
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	2.75%
2009	rr_AnnualReturn2009	0.29%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	0.01%
Five Years	rr_AverageAnnualReturnYear05	0.61%
Ten Years	rr_AverageAnnualReturnYear10	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
MONEY MARKET | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.07%
Five Years	rr_AverageAnnualReturnYear05	0.45%
Ten Years	rr_AverageAnnualReturnYear10	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

LOW-DURATION BOND
GuideStone Funds Low-Duration Bond Fund
Investment Objective
The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses LOW-DURATION BOND		GS2 Class	GS4 Class
Management fee		0.34%	0.34%
Other expenses		0.08%	0.32%
Total annual operating expenses		0.42%	0.66%
Fee waiver & expense reimbursement	[1]	(0.05%)	(0.08%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.37%	0.58%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.36% for the GS2 Class and 0.57% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example LOW-DURATION BOND (USD $)	GS2 Class	GS4 Class
1 Year	38	59
3 Years	130	203
5 Years	230	360
10 Years	525	815

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Principal Investment Strategies

  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

  The Fund invests primarily in:

  Obligations issued or guaranteed by:

  The U.S. government, its agencies and instrumentalities, banks and corporations; and

  Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

  The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “Ba” or higher by Moody’s or the equivalent by S&P or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

  The average dollar-weighted duration of the Fund normally varies between one and three years.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.

  The Fund may invest to a lesser extent in preferred stock.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 4.57% 6/2009	Worst Quarter: (2.20)% 9/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns LOW-DURATION BOND		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		4.15%	3.70%	3.35%	3.63%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	3.55%	2.75%	2.29%	2.45%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1]	2.70%	2.61%	2.24%	2.40%	Aug 27, 2001
GS2 Class		4.35%	3.89%	3.52%	3.76%	Aug 27, 2001
Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)		0.43%	2.32%	2.72%	3.14%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
LOW-DURATION BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Low-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Low-Duration Bond Fund seeks current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 228% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	228.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

  The Fund invests primarily in:

  Obligations issued or guaranteed by:

  The U.S. government, its agencies and instrumentalities, banks and corporations; and

  Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

  The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “Ba” or higher by Moody’s or the equivalent by S&P or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Ba” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

  The average dollar-weighted duration of the Fund normally varies between one and three years.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.

  The Fund may invest to a lesser extent in preferred stock.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and options on mortgage-backed securities (for investment purposes and as a substitute for cash bonds). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 4.57% 6/2009	Worst Quarter: (2.20)% 9/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
LOW-DURATION BOND | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.42%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	130
5 Years	rr_ExpenseExampleYear05	230
10 Years	rr_ExpenseExampleYear10	525
One Year	rr_AverageAnnualReturnYear01	4.35%
Five Years	rr_AverageAnnualReturnYear05	3.89%
Ten Years	rr_AverageAnnualReturnYear10	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
LOW-DURATION BOND | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual operating expenses	rr_ExpensesOverAssets	0.66%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	360
10 Years	rr_ExpenseExampleYear10	815
2003	rr_AnnualReturn2003	2.45%
2004	rr_AnnualReturn2004	1.38%
2005	rr_AnnualReturn2005	1.39%
2006	rr_AnnualReturn2006	3.75%
2007	rr_AnnualReturn2007	6.11%
2008	rr_AnnualReturn2008	(2.84%)
2009	rr_AnnualReturn2009	11.97%
2010	rr_AnnualReturn2010	4.20%
2011	rr_AnnualReturn2011	1.58%
2012	rr_AnnualReturn2012	4.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.20%)
One Year	rr_AverageAnnualReturnYear01	4.15%
Five Years	rr_AverageAnnualReturnYear05	3.70%
Ten Years	rr_AverageAnnualReturnYear10	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
LOW-DURATION BOND | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.55%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.75%	[2]
Ten Years	rr_AverageAnnualReturnYear10	2.29%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
LOW-DURATION BOND | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.70%	[2]
Five Years	rr_AverageAnnualReturnYear05	2.61%	[2]
Ten Years	rr_AverageAnnualReturnYear10	2.24%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
LOW-DURATION BOND | Bank of America Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.32%
Ten Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.36% for the GS2 Class and 0.57% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

MEDIUM-DURATION BOND
GuideStone Funds Medium-Duration Bond Fund
Investment Objective
The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses MEDIUM-DURATION BOND		GS2 Class	GS4 Class
Management fee		0.42%	0.42%
Other expenses		0.09%	0.33%
Acquired Fund fees and expenses		0.02%	0.02%
Total annual operating expenses		0.53%	0.77%
Fee waiver & expense reimbursement	[1]	(0.03%)	(0.12%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.50%	0.65%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the GS2 Class and 0.63% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example MEDIUM-DURATION BOND (USD $)	GS2 Class	GS4 Class
1 Year	51	66
3 Years	167	234
5 Years	293	416
10 Years	662	943

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 570% of the average value of its portfolio.
Principal Investment Strategies

  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

  The Fund invests primarily in:

  Obligations issued or guaranteed by:

  The U.S. government, its agencies and instrumentalities, banks and corporations; and

  Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

  The average quality rating for the Fund’s portfolio will be greater than or equal to the “A” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “B” or higher by Moody’s or the equivalent by S&P® or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

  The average dollar-weighted duration of the Fund normally varies between three and seven years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund’s total market value.

  The Fund may invest to a lesser extent in preferred stock.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 7.46% 6/2009	Worst Quarter: (4.15)% 9/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns MEDIUM-DURATION BOND		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		7.68%	6.97%	5.99%	6.21%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	6.50%	5.06%	4.20%	4.27%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1]	4.97%	4.83%	4.08%	4.16%	Aug 27, 2001
GS2 Class		7.93%	7.10%	6.13%	6.29%	Aug 27, 2001
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.18%	5.62%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
MEDIUM-DURATION BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Medium-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 570% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	570.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in investment grade fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

  The Fund invests primarily in:

  Obligations issued or guaranteed by:

  The U.S. government, its agencies and instrumentalities, banks and corporations; and

  Foreign governments, banks and corporations.

  Mortgage-backed and asset-backed securities.

  The average quality rating for the Fund’s portfolio will be greater than or equal to the “A” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 15% of its assets in high yield securities (“junk bonds”) rated “B” or higher by Moody’s or the equivalent by S&P® or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

  The average dollar-weighted duration of the Fund normally varies between three and seven years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 10% of the Fund’s total market value.

  The Fund may invest to a lesser extent in preferred stock.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts and options and futures contracts thereon (to hedge against fluctuation in foreign currencies or to gain exposure to foreign currencies); interest rate futures and options, yield curve options and options on stock indices (for investment purposes); credit default swaps, currency swaps, interest rate swaps, interest rate floors and caps and swaptions (for investment purposes and to hedge against fluctuations in foreign currencies and interest rates); and U.S. Treasury futures and options (for investment purposes). The Fund may also invest and reinvest in other types of long or short derivative instruments, such as futures contracts, forward options, options and swap agreements as a substitute for taking a position in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 7.46% 6/2009	Worst Quarter: (4.15)% 9/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
MEDIUM-DURATION BOND | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.42%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	293
10 Years	rr_ExpenseExampleYear10	662
One Year	rr_AverageAnnualReturnYear01	7.93%
Five Years	rr_AverageAnnualReturnYear05	7.10%
Ten Years	rr_AverageAnnualReturnYear10	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
MEDIUM-DURATION BOND | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.42%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	943
2003	rr_AnnualReturn2003	6.62%
2004	rr_AnnualReturn2004	5.20%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	4.37%
2007	rr_AnnualReturn2007	6.46%
2008	rr_AnnualReturn2008	(3.89%)
2009	rr_AnnualReturn2009	16.97%
2010	rr_AnnualReturn2010	8.65%
2011	rr_AnnualReturn2011	6.49%
2012	rr_AnnualReturn2012	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.15%)
One Year	rr_AverageAnnualReturnYear01	7.68%
Five Years	rr_AverageAnnualReturnYear05	6.97%
Ten Years	rr_AverageAnnualReturnYear10	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
MEDIUM-DURATION BOND | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.50%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.06%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.20%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
MEDIUM-DURATION BOND | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.97%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.83%	[2]
Ten Years	rr_AverageAnnualReturnYear10	4.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
MEDIUM-DURATION BOND | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.22%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.48% for the GS2 Class and 0.63% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

EXTENDED-DURATION BOND
GuideStone Funds Extended-Duration Bond Fund
Investment Objective
The Extended-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses EXTENDED-DURATION BOND		GS2 Class	GS4 Class
Management fee		0.47%	0.47%
Other expenses		0.06%	0.31%
Total annual operating expenses		0.53%	0.78%
Fee waiver & expense reimbursement	[1]	(0.01%)	(0.03%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.52%	0.75%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.63% for the GS2 Class and 0.75% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example EXTENDED-DURATION BOND (USD $)	GS2 Class	GS4 Class
1 Year	53	77
3 Years	169	246
5 Years	295	430
10 Years	664	963

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund invests primarily in:
  Obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  Taxable and tax-exempt municipal bonds.
  The average quality rating for the Fund’s portfolio will be greater than or equal to the “Baa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund does not currently expect to invest more than 20% of its assets in fixed-income securities rated lower than investment grade. The Fund will not invest in fixed-income securities that have a quality rating less than “B” as rated by Moody’s or the equivalent by S&P® or Fitch (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The average dollar-weighted duration of the Fund normally will be greater than or equal to seven years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.
  The Fund may use various types of derivative instruments including, but not limited to, futures contracts, options, forward contracts, and swap agreements. The Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset; to increase returns; to manage market, foreign currency and/or duration or interest rate risk; or as part of a hedging strategy.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
  A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-duration securities may be more sensitive to interest rate changes, and may be subject to greater interest rate risk.
  Bonds rated below investment grade, such as high yield securities (“junk bonds”), involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays U.S. Long-Term Credit Bond Index and Barclays U.S. Long-Term Government Bond Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 16.15% 6/2009	Worst Quarter: (9.85)% 9/2008

Average Annual Total Return as of 12/31/12
Average Annual Total Returns EXTENDED-DURATION BOND		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		15.06%	10.83%	9.18%	9.20%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	13.15%	8.69%	7.08%	6.98%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1]	10.05%	8.10%	6.75%	6.68%	Aug 27, 2001
GS2 Class		15.41%	11.06%	9.37%	9.35%	Aug 27, 2001
Composite Index (reflects no deduction for fees, expenses or taxes)		8.28%	10.20%	8.04%	8.39%	Aug 27, 2001
Barclays U.S. Long-Term Credit Bond Index (reflects no deduction for fees, expenses or taxes)		12.79%	10.42%	8.23%	8.37%	Aug 27, 2001
Barclays U.S. Long-Term Government Bond Index (reflects no deduction for fees, expenses or taxes)		3.79%	9.59%	7.64%	8.15%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
EXTENDED-DURATION BOND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Extended-Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Extended-Duration Bond Fund seeks maximum total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in fixed-income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund invests primarily in:
  Obligations issued or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  Taxable and tax-exempt municipal bonds.
  The average quality rating for the Fund’s portfolio will be greater than or equal to the “Baa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund does not currently expect to invest more than 20% of its assets in fixed-income securities rated lower than investment grade. The Fund will not invest in fixed-income securities that have a quality rating less than “B” as rated by Moody’s or the equivalent by S&P® or Fitch (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  The average dollar-weighted duration of the Fund normally will be greater than or equal to seven years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.
  The Fund may use various types of derivative instruments including, but not limited to, futures contracts, options, forward contracts, and swap agreements. The Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset; to increase returns; to manage market, foreign currency and/or duration or interest rate risk; or as part of a hedging strategy.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings or fundamental issuer selection. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
  A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-duration securities may be more sensitive to interest rate changes, and may be subject to greater interest rate risk.
  Bonds rated below investment grade, such as high yield securities (“junk bonds”), involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays U.S. Long-Term Credit Bond Index and Barclays U.S. Long-Term Government Bond Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 16.15% 6/2009	Worst Quarter: (9.85)% 9/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
EXTENDED-DURATION BOND | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.52%
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	295
10 Years	rr_ExpenseExampleYear10	664
One Year	rr_AverageAnnualReturnYear01	15.41%
Five Years	rr_AverageAnnualReturnYear05	11.06%
Ten Years	rr_AverageAnnualReturnYear10	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EXTENDED-DURATION BOND | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	430
10 Years	rr_ExpenseExampleYear10	963
2003	rr_AnnualReturn2003	11.19%
2004	rr_AnnualReturn2004	8.37%
2005	rr_AnnualReturn2005	5.54%
2006	rr_AnnualReturn2006	4.56%
2007	rr_AnnualReturn2007	8.29%
2008	rr_AnnualReturn2008	(8.28%)
2009	rr_AnnualReturn2009	24.97%
2010	rr_AnnualReturn2010	12.05%
2011	rr_AnnualReturn2011	13.14%
2012	rr_AnnualReturn2012	15.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.85%)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	10.83%
Ten Years	rr_AverageAnnualReturnYear10	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EXTENDED-DURATION BOND | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.15%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.69%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
EXTENDED-DURATION BOND | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.05%	[2]
Five Years	rr_AverageAnnualReturnYear05	8.10%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.75%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
EXTENDED-DURATION BOND | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.28%
Five Years	rr_AverageAnnualReturnYear05	10.20%
Ten Years	rr_AverageAnnualReturnYear10	8.04%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EXTENDED-DURATION BOND | Barclays U.S. Long-Term Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.79%
Five Years	rr_AverageAnnualReturnYear05	10.42%
Ten Years	rr_AverageAnnualReturnYear10	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EXTENDED-DURATION BOND | Barclays U.S. Long-Term Government Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.79%
Five Years	rr_AverageAnnualReturnYear05	9.59%
Ten Years	rr_AverageAnnualReturnYear10	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.63% for the GS2 Class and 0.75% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Inflation Protected Bond Fund
GuideStone Funds Inflation Protected Bond Fund
Investment Objective
The Inflation Protected Bond Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed debt securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Inflation Protected Bond Fund GS4 Class
Management fee		0.32%
Other expenses		0.34%
Acquired Fund fees and expenses		0.01%
Total annual operating expenses		0.67%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.66%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.67% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Inflation Protected Bond Fund GS4 Class
1 Year	67
3 Years	213
5 Years	372
10 Years	834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any) in inflation-indexed debt securities issued by U.S. and foreign governments and their agencies and instrumentalities.
  The Fund may concentrate its assets in securities of a relatively small number of issuers of inflation-indexed bonds, primarily U.S. and foreign governments.
  The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below an “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  Although the Fund may invest in debt securities of varying maturities, the average dollar-weighted duration of the Fund is expected to be between four and 10 years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
  The Fund may invest up to 20% of its assets in fixed-income securities that are not inflation-indexed.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk or changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect on decreasing the overall level of the Fund’s liquidity.
  Investing in a limited number of issuers may expose the Fund to a greater risk of losses than if its assets were more diversified.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 4.49% 9/2011	Worst Quarter: (1.03)% 12/2010

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Inflation Protected Bond Fund		One Year	Since Inception	Inception Date
GS4 Class		6.06%	8.24%	Jun 25, 2009
GS4 Class after taxes on distributions	[1]	4.44%	6.68%	Jun 25, 2009
GS4 Class after taxes on distributions and sale of Fund shares	[1]	4.16%	6.20%	Jun 25, 2009
Barclays U.S. Treasury Inflation Protected Securities (TIPS) (reflects no deduction for fees, expenses or taxes)		6.98%	9.27%	Jun 25, 2009
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Inflation Protected Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Inflation Protected Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Inflation Protected Bond Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any) in inflation-indexed debt securities issued by U.S. and foreign governments and their agencies and instrumentalities.
  The Fund may concentrate its assets in securities of a relatively small number of issuers of inflation-indexed bonds, primarily U.S. and foreign governments.
  The Fund will not invest in fixed-income securities that have a quality rating less than “Baa” as rated by Moody’s Investor Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”) or Fitch, Inc. (“Fitch”) (or, if unrated, determined by the Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below an “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.
  Although the Fund may invest in debt securities of varying maturities, the average dollar-weighted duration of the Fund is expected to be between four and 10 years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may invest up to 10% of its assets in obligations denominated in currencies other than the U.S. dollar. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund’s total market value.
  The Fund may use various types of derivative instruments including, but not limited to, U.S. and non-dollar futures, options, swaps, swaptions (for investment purposes and to hedge against fluctuations in interest rates); forward currency exchange contracts (to hedge against fluctuations in foreign currencies); and currency futures, swaps and options (for investment purposes and to hedge against fluctuations in foreign currencies).
  The Fund may invest up to 20% of its assets in fixed-income securities that are not inflation-indexed.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible to lose money by investing in the Fund.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in loss of anticipated payments or principal being invested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk or changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments correlation risk and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  Because the interest and/or principal payments on an inflation-indexed bond are adjusted periodically for changes in inflation, the income distributed by the Fund may fluctuate considerably more than the income distributions of a typical bond fund. Income fluctuations associated with changes in interest rates may be low; however, income fluctuations associated with changes in inflation may be high. In periods of extreme deflation, the Fund may have no income to distribute.
  Although some issuers of inflation-indexed securities guarantee to pay at least the original principal value of any inflation-indexed bond it issues, other issuers may not offer the same guarantee. As a result, some inflation-indexed securities held by the Fund may suffer a loss of principal as well as lower income during periods of sustained deflation.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect on decreasing the overall level of the Fund’s liquidity.
  Investing in a limited number of issuers may expose the Fund to a greater risk of losses than if its assets were more diversified.
  The performance of the Fund will depend on how successfully the Sub-Adviser pursues its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total return of the GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 4.49% 9/2011	Worst Quarter: (1.03)% 12/2010

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Inflation Protected Bond Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	213
5 Years	rr_ExpenseExampleYear05	372
10 Years	rr_ExpenseExampleYear10	834
2010	rr_AnnualReturn2010	5.82%
2011	rr_AnnualReturn2011	12.00%
2012	rr_AnnualReturn2012	6.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.03%)
One Year	rr_AverageAnnualReturnYear01	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009
Inflation Protected Bond Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009	[2]
Inflation Protected Bond Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.16%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009	[2]
Inflation Protected Bond Fund | Barclays U.S. Treasury Inflation Protected Securities (TIPS) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2009

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.67% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

Global Bond
GuideStone Funds Global Bond Fund
Investment Objective
The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Bond Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Global Bond GS4 Class
Management fee		0.47%
Other expenses		0.39%
Acquired Fund fees and expenses		0.02%
Total annual operating expenses		0.88%
Fee waiver & expense reimbursement	[1]	(0.03%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.85%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.02% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Global Bond GS4 Class
1 Year	87
3 Years	278
5 Years	485
10 Years	1,082

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in a diversified portfolio of fixed-income instruments of varying maturities and quality across different industries and sectors of the fixed-income market.
  The Fund invests in globally diversified fixed-income securities and rotates portfolio allocations among global sectors, including:
  High yield and investment grade corporate securities located in the United States.
  High yield and investment grade corporate securities located in non-U.S. developed and emerging markets.
  Obligations issued by or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.
  The average credit quality for the Fund’s portfolio will be greater than or equal to the “Ba” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund may invest up to 70% of its assets in high yield securities (“junk bonds”) and emerging market securities rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch).
  The average dollar weighted duration of the Fund normally varies between three and 10 years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); credit default swaps and currency swaps (investment purposes and hedging). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
  The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term, value-oriented approach utilizing diversified strategies across all sectors of the global fixed-income market.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund’s portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Longer-term bonds are generally more volatile, as are lower-rated bonds. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays Global Aggregate Bond Index – Unhedged, Barclays U.S. Corporate High Yield – 2% Issuer Capped Index and JPMorgan Emerging Markets Bond Index Plus are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.41% 6/2009	Worst Quarter: (9.56)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Global Bond		One Year	Five Years	Since Inception	Inception Date
GS4 Class		12.52%	7.47%	7.35%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	10.44%	5.00%	4.90%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1]	8.07%	4.86%	4.78%	Dec 29, 2006
Composite Index (reflects no deduction for fees, expenses or taxes)		10.47%	8.09%	7.89%	Dec 29, 2006
Barclays Global Aggregate Bond Index ��� Unhedged (reflects no deduction for fees, expenses or taxes)		4.32%	5.44%	6.10%	Dec 29, 2006
Barclays U.S. Corporate High Yield ��� 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)		15.78%	10.45%	9.00%	Dec 29, 2006
JPMorgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)		18.04%	10.39%	9.67%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Global Bond
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets, plus borrowings for investment purposes, if any, and typically more) in a diversified portfolio of fixed-income instruments of varying maturities and quality across different industries and sectors of the fixed-income market.
  The Fund invests in globally diversified fixed-income securities and rotates portfolio allocations among global sectors, including:
  High yield and investment grade corporate securities located in the United States.
  High yield and investment grade corporate securities located in non-U.S. developed and emerging markets.
  Obligations issued by or guaranteed by:
  The U.S. government, its agencies and instrumentalities, banks and corporations; and
  Foreign governments, banks and corporations.
  Mortgage-backed and asset-backed securities.
  The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.
  The average credit quality for the Fund’s portfolio will be greater than or equal to the “Ba” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s (“S&P®”) or Fitch, Inc. (“Fitch”). The Fund may invest up to 70% of its assets in high yield securities (“junk bonds”) and emerging market securities rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P® or Fitch).
  The average dollar weighted duration of the Fund normally varies between three and 10 years. Duration measures the expected life of a fixed-income security, and its sensitivity to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund’s dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with a shorter dollar-weighted average duration.
  The Fund may use various types of derivative instruments including, but not limited to, futures contracts and options on futures (including U.S. Treasury futures contracts and options on futures) to alter the duration of the Fund and increase potential returns; forward currency exchange contracts (currency hedging); currency futures and options thereon (currency hedging); interest rate swaps, floors and caps (investment purposes); credit default swaps and currency swaps (investment purposes and hedging). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.
  The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term, value-oriented approach utilizing diversified strategies across all sectors of the global fixed-income market.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund’s portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. Longer-term bonds are generally more volatile, as are lower-rated bonds. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.
  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates. When interest rates rise, the Fund’s average maturity may lengthen due to a drop in prepayments. This may increase the Fund’s sensitivity to interest rates and its potential for price declines.
  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.
  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.
  Obligations of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The Barclays Global Aggregate Bond Index – Unhedged, Barclays U.S. Corporate High Yield – 2% Issuer Capped Index and JPMorgan Emerging Markets Bond Index Plus are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and three broad-based market indices during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.41% 6/2009	Worst Quarter: (9.56)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Global Bond | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.88%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	1,082
2007	rr_AnnualReturn2007	7.00%
2008	rr_AnnualReturn2008	(20.28%)
2009	rr_AnnualReturn2009	37.35%
2010	rr_AnnualReturn2010	11.29%
2011	rr_AnnualReturn2011	4.35%
2012	rr_AnnualReturn2012	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.56%)
One Year	rr_AverageAnnualReturnYear01	12.52%
Five Years	rr_AverageAnnualReturnYear05	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Global Bond | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.44%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
Global Bond | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.07%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
Global Bond | Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.47%
Five Years	rr_AverageAnnualReturnYear05	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Global Bond | Barclays Global Aggregate Bond Index ��� Unhedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.32%
Five Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Global Bond | Barclays U.S. Corporate High Yield ��� 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.78%
Five Years	rr_AverageAnnualReturnYear05	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Global Bond | JPMorgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.04%
Five Years	rr_AverageAnnualReturnYear05	10.39%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.02% (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs").

Defensive Market Strategies Fund
GuideStone Funds Defensive Market Strategies Fund
Investment Objective
The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses Defensive Market Strategies Fund		GS2 Class	GS4 Class
Management fee		0.86%	0.86%
Other expenses		0.26%	0.51%
Acquired Fund fees and expenses		0.01%	0.01%
Total annual operating expenses		1.13%	1.38%
Fee waiver & expense reimbursement	[1]	(0.08%)	(0.07%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.05%	1.31%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.99% for the GS2 Class and 1.25% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Defensive Market Strategies Fund (USD $)	GS2 Class	GS4 Class
1 Year	107	133
3 Years	351	430
5 Years	615	749
10 Years	1,367	1,651

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304% of the average value of its portfolio.
Principal Investment Strategies

  To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

  The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%	-80%
Convertible Bond	0%	-50%
Long-Short Equity	0%	-35%

  The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

  The Long Only Equity Strategy is divided into two main components: a “value yield” component that focuses primarily on dividend paying stocks and a “U.S. defensive equity” component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies.

  The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 35% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

  The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

  The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

  Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

  The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

  Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

  Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

  REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

  The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

  In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

  The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

  The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return year ended 12/31

Best Quarter: 6.12% 12/2011	Worst Quarter: (0.48)% 6/2012

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Defensive Market Strategies Fund		One Year	Since Inception	Inception Date
GS4 Class		8.57%	8.28%	Sep 1, 2011
GS4 Class after taxes on distributions	[1]	7.36%	7.33%	Sep 1, 2011
GS4 Class after taxes on distributions and sale of Fund shares	[1]	5.99%	6.67%	Sep 1, 2011
GS2 Class		8.93%	8.62%	Sep 1, 2011
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		16.00%	15.08%	Sep 1, 2011
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Defensive Market Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Defensive Market Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 304% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	304.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

  The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%	-80%
Convertible Bond	0%	-50%
Long-Short Equity	0%	-35%

  The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

  The Long Only Equity Strategy is divided into two main components: a “value yield” component that focuses primarily on dividend paying stocks and a “U.S. defensive equity” component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depositary receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts (“REITs”) and other real estate related companies.

  The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 35% of its total assets in junk bonds (“Baa” category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

  The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.

  The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

  The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

  Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

  The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

  Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

  Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

  REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

  The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

  In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

  The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

  Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

  High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

  The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

  The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund.The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return year ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 6.12% 12/2011	Worst Quarter: (0.48)% 6/2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
Defensive Market Strategies Fund | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	351
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,367
One Year	rr_AverageAnnualReturnYear01	8.93%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2011
Defensive Market Strategies Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.86%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	749
10 Years	rr_ExpenseExampleYear10	1,651
2012	rr_AnnualReturn2012	8.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.48%)
One Year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2011
Defensive Market Strategies Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.36%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2011	[2]
Defensive Market Strategies Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.99%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2011	[2]
Defensive Market Strategies Fund | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2011

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.99% for the GS2 Class and 1.25% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of a shareholder service fee attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

EQUITY INDEX
GuideStone Funds Equity Index Fund
Investment Objective
The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses EQUITY INDEX		GS2 Class	GS4 Class
Management fee		0.16%	0.16%
Other expenses		0.09%	0.34%
Total annual operating expenses		0.25%	0.50%
Fee waiver & expense reimbursement	[1]	(0.01%)	(0.11%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.24%	0.39%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.23% for the GS2 Class and 0.38% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example EQUITY INDEX (USD $)	GS2 Class	GS4 Class
1 Year	25	40
3 Years	79	149
5 Years	140	269
10 Years	317	618

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies

  Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities (primarily common stocks) of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

  The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:

  The S&P 500® Index;

  Companies included in the S&P 500® Index; or

  Stock indices other than but similar to the S&P 500® Index.

  The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

  The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

  The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Principal Investment Risks

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

  There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

  The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.

  There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis.

  The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 15.70% 6/2009	Worst Quarter: (22.33)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns EQUITY INDEX		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		15.76%	1.47%	6.77%	3.35%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	15.25%	0.72%	6.17%	2.76%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	10.74%	1.11%	5.84%	2.74%	Aug 27, 2001
GS2 Class		15.92%	1.62%	6.94%	3.44%	Aug 27, 2001
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.10%	3.67%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
EQUITY INDEX
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities (primarily common stocks) of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

  The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures and swap agreements, that are based on:

  The S&P 500® Index;

  Companies included in the S&P 500® Index; or

  Stock indices other than but similar to the S&P 500® Index.

  The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s® (“S&P®”). However, companies are not selected for inclusion by S&P® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

  The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

  The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

  There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

  The Fund’s return may not match the return of the S&P® Index for a number of reasons, including operating and brokerage expenses incurred by the Fund, reserves of cash held by the Fund to meet redemptions, and/or lack of precise correlation with the S&P® Index.

  There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial and market analysis.

  The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 15.70% 6/2009	Worst Quarter: (22.33)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
EQUITY INDEX | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.25%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.24%
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	79
5 Years	rr_ExpenseExampleYear05	140
10 Years	rr_ExpenseExampleYear10	317
One Year	rr_AverageAnnualReturnYear01	15.92%
Five Years	rr_AverageAnnualReturnYear05	1.62%
Ten Years	rr_AverageAnnualReturnYear10	6.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EQUITY INDEX | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	149
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	618
2003	rr_AnnualReturn2003	28.03%
2004	rr_AnnualReturn2004	10.60%
2005	rr_AnnualReturn2005	4.61%
2006	rr_AnnualReturn2006	15.19%
2007	rr_AnnualReturn2007	4.95%
2008	rr_AnnualReturn2008	(37.37%)
2009	rr_AnnualReturn2009	26.14%
2010	rr_AnnualReturn2010	14.45%
2011	rr_AnnualReturn2011	2.75%
2012	rr_AnnualReturn2012	15.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)
One Year	rr_AverageAnnualReturnYear01	15.76%
Five Years	rr_AverageAnnualReturnYear05	1.47%
Ten Years	rr_AverageAnnualReturnYear10	6.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
EQUITY INDEX | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.25%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.72%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.17%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
EQUITY INDEX | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.74%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	1.11%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	5.84%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
EQUITY INDEX | S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%
Five Years	rr_AverageAnnualReturnYear05	1.66%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.23% for the GS2 Class and 0.38% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Real Estate Securities Fund
GuideStone Funds Real Estate Securities Fund
Investment Objective
The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses		Real Estate Securities Fund GS4 Class
Management fee		0.70%
Other expenses		0.37%
Fee waiver & expense reimbursement	[1]	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.06%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.29% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Real Estate Securities Fund GS4 Class
1 Year	108
3 Years	339
5 Years	589
10 Years	1,305

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
  The Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.
  The Fund is non-diversified and will invest primarily in equity REITs, including, but not limited to, mortgage and hybrid REITs, but, in changing market conditions, may invest in other types of REITs.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Principal Investment Risks
  There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
  The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
  In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
  The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.
  Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
  The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Fund can be found in the section entitled “Related Performance Information” beginning on page 149. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 32.06% 9/2009	Worst Quarter: (39.93)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns Real Estate Securities Fund		One Year	Five Years	Since Inception	Inception Date
GS4 Class		17.09%	5.07%	1.25%	Dec 29, 2006
GS4 Class after taxes on distributions	[1]	16.52%	4.43%	0.13%	Dec 29, 2006
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	11.10%	3.94%	0.43%	Dec 29, 2006
Dow Jones U.S. Select Real Estate Securities Index��� (reflects no deduction for fees, expenses or taxes)		17.09%	4.92%	0.81%	Dec 29, 2006
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans, or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Real Estate Securities Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate related company as one that derives at least 50% of its revenue from, or has at least 50% of the value of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate.
  The Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.
  The Fund is non-diversified and will invest primarily in equity REITs, including, but not limited to, mortgage and hybrid REITs, but, in changing market conditions, may invest in other types of REITs.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Sub-Adviser uses different investment techniques to identify securities it believes would be the most profitable to the Fund over the long term. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  The Fund concentrates its assets in the real estate industry, so an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.
  The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.
  In addition, equity REITs may be affected by changes in the value of the underlying properties they own, while mortgage REITs may be affected by the quality of any credit they extend. Equity and mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
  The Fund is subject to interest rate risk, which is the risk that REITs and other real estate related company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.
  Some of the REITs and other real estate related company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.
  The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  The Fund is “non-diversified,” meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies of the Fund can be found in the section entitled “Related Performance Information” beginning on page 149. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 32.06% 9/2009	Worst Quarter: (39.93)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans, or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
Real Estate Securities Fund | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	589
10 Years	rr_ExpenseExampleYear10	1,305
2007	rr_AnnualReturn2007	(16.23%)
2008	rr_AnnualReturn2008	(40.35%)
2009	rr_AnnualReturn2009	31.21%
2010	rr_AnnualReturn2010	28.80%
2011	rr_AnnualReturn2011	8.51%
2012	rr_AnnualReturn2012	17.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.93%)
One Year	rr_AverageAnnualReturnYear01	17.09%
Five Years	rr_AverageAnnualReturnYear05	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Real Estate Securities Fund | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.52%	[2]
Five Years	rr_AverageAnnualReturnYear05	4.43%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2]
Real Estate Securities Fund | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.10%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	3.94%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006	[2],[3]
Real Estate Securities Fund | Dow Jones U.S. Select Real Estate Securities Index��� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.09%
Five Years	rr_AverageAnnualReturnYear05	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 1.29% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans, or individual retirement accounts ("IRAs"). The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any loss on a sale of Fund shares at the end of the measurement period.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

VALUE EQUITY
GuideStone Funds Value Equity Fund
Investment Objective
The Value Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses VALUE EQUITY		GS2 Class	GS4 Class
Management fee		0.64%	0.64%
Other expenses		0.04%	0.28%
Total annual operating expenses		0.68%	0.92%
Fee waiver & expense reimbursement	[1]	(0.02%)	(0.01%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.66%	0.91%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.74% for the GS2 Class and 0.94% for GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example VALUE EQUITY (USD $)	GS2 Class	GS4 Class
1 Year	67	93
3 Years	216	292
5 Years	377	508
10 Years	845	1,130

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.
  These stocks typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.
  The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.04% 6/2003	Worst Quarter: (21.00)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns VALUE EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		17.20%	0.46%	7.04%	4.05%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	16.96%	0.23%	6.39%	3.42%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	11.47%	0.34%	6.08%	3.37%	Aug 27, 2001
GS2 Class		17.47%	0.65%	7.23%	4.32%	Aug 27, 2001
Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%	4.61%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
VALUE EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Value Equity Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.
  These stocks typically have lower price-to-earnings ratios, lower asset valuations and/or higher dividend yields relative to the U.S. market as a whole.
  The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses different investment styles to identify securities it believes are undervalued or are generally out of favor with investors. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price does not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets and to outperform it during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of value stocks and the stock market).
  Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.04% 6/2003	Worst Quarter: (21.00)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
VALUE EQUITY | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	377
10 Years	rr_ExpenseExampleYear10	845
One Year	rr_AverageAnnualReturnYear01	17.47%
Five Years	rr_AverageAnnualReturnYear05	0.65%
Ten Years	rr_AverageAnnualReturnYear10	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
VALUE EQUITY | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,130
2003	rr_AnnualReturn2003	30.84%
2004	rr_AnnualReturn2004	17.71%
2005	rr_AnnualReturn2005	7.13%
2006	rr_AnnualReturn2006	18.64%
2007	rr_AnnualReturn2007	(1.39%)
2008	rr_AnnualReturn2008	(36.95%)
2009	rr_AnnualReturn2009	21.16%
2010	rr_AnnualReturn2010	13.96%
2011	rr_AnnualReturn2011	0.27%
2012	rr_AnnualReturn2012	17.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.00%)
One Year	rr_AverageAnnualReturnYear01	17.20%
Five Years	rr_AverageAnnualReturnYear05	0.46%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
VALUE EQUITY | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	0.23%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.39%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
VALUE EQUITY | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.47%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	0.34%	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	6.08%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
VALUE EQUITY | Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.74% for the GS2 Class and 0.94% for GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver & expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

GROWTH EQUITY
GuideStone Funds Growth Equity Fund
Investment Objective
The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses GROWTH EQUITY		GS2 Class	GS4 Class
Management fee		0.85%	0.85%
Other expenses		0.05%	0.29%
Total annual operating expenses		0.90%	1.14%
Fee waiver & expense reimbursement	[1]	(0.02%)	(0.07%)
Total annual operating expenses (after fee waiver & expense reimbursement)		0.88%	1.07%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses, before expense payments by broker-dealers, to 0.88% for the GS2 Class and 1.06% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The ���Fee waiver and expense reimbursement��� may also include the waiver of shareholder service fees attributable to the Fund���s cash balances invested in the Money Market Fund. The ���Total annual operating expenses (after fee waiver and expense reimbursement)��� may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver of reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example GROWTH EQUITY (USD $)	GS2 Class	GS4 Class
1 Year	90	109
3 Years	285	355
5 Years	497	621
10 Years	1,106	1,380

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies

  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses its investments in large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.

  The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities).

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select securities it believes have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

  Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 18.20% 3/2012	Worst Quarter: (25.93)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns GROWTH EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		17.21%	1.61%	6.92%	2.85%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	15.94%	1.38%	6.79%	2.75%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1]	12.88%	1.37%	6.11%	2.47%	Aug 27, 2001
GS2 Class		17.39%	1.75%	7.04%	2.98%	Aug 27, 2001
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	7.52%	3.41%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
GROWTH EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Growth Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which can include stock, stock futures, rights, warrants or securities convertible into stock. The Fund is diversified and focuses its investments in large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to have above-average potential for growth in revenue and earnings.

  The Fund may invest to a lesser extent in American Depositary Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities).

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select securities it believes have above-average growth prospects but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth or unanticipated positive earnings. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

  There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets and to lag during periods of flat or declining markets (although no guarantee may be made with respect to the future performance of growth stocks and the stock market).

  Medium-sized company stocks have historically been subject to greater investment risk than large-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.

  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 18.20% 3/2012	Worst Quarter: (25.93)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
GROWTH EQUITY | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	497
10 Years	rr_ExpenseExampleYear10	1,106
One Year	rr_AverageAnnualReturnYear01	17.39%
Five Years	rr_AverageAnnualReturnYear05	1.75%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
GROWTH EQUITY | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,380
2003	rr_AnnualReturn2003	29.56%
2004	rr_AnnualReturn2004	12.23%
2005	rr_AnnualReturn2005	8.45%
2006	rr_AnnualReturn2006	0.34%
2007	rr_AnnualReturn2007	13.90%
2008	rr_AnnualReturn2008	(42.92%)
2009	rr_AnnualReturn2009	37.99%
2010	rr_AnnualReturn2010	19.03%
2011	rr_AnnualReturn2011	(1.43%)
2012	rr_AnnualReturn2012	17.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.93%)
One Year	rr_AverageAnnualReturnYear01	17.21%
Five Years	rr_AverageAnnualReturnYear05	1.61%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
GROWTH EQUITY | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.94%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.38%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.79%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
GROWTH EQUITY | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.88%	[2]
Five Years	rr_AverageAnnualReturnYear05	1.37%	[2]
Ten Years	rr_AverageAnnualReturnYear10	6.11%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
GROWTH EQUITY | Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.26%
Five Years	rr_AverageAnnualReturnYear05	3.12%
Ten Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses, before expense payments by broker-dealers, to 0.88% for the GS2 Class and 1.06% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The ���Fee waiver and expense reimbursement��� may also include the waiver of shareholder service fees attributable to the Fund���s cash balances invested in the Money Market Fund. The ���Total annual operating expenses (after fee waiver and expense reimbursement)��� may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver of reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds��� Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

SMALL CAP EQUITY
GuideStone Funds Small Cap Equity Fund
Investment Objective
The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SMALL CAP EQUITY		GS2 Class	GS4 Class
Management fee		0.92%	0.92%
Other expenses		0.11%	0.36%
Total annual operating expenses		1.03%	1.28%
Fee waiver & expense reimbursement	[1]	(0.03%)	(0.08%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.00%	1.20%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.12% for the GS2 Class and 1.21% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver and expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SMALL CAP EQUITY (USD $)	GS2 Class	GS4 Class
1 Year	102	122
3 Years	325	398
5 Years	566	695
10 Years	1,257	1,538

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies

  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 31, 2012, the market capitalization in the Russell 2000® Index ranged from $130 million to $3.0 billion. The Fund’s portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

  The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

  In addition to its investments in small capitalization stocks, the Fund invests in Russell 2000® Index derivatives. The Russell 2000® Index derivatives are backed by an actively managed, diversified portfolio of fixed-income investments, comprising no more than 15% of the Fund’s net assets.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts (to hedge against fluctuations in foreign currencies); currency futures and options thereon (to hedge against fluctuations in foreign currencies); interest rate swaps, floors and caps (investment purposes); credit default swaps (investment purposes); futures and options on stock indices (investment purposes); futures and options on U.S. Treasury securities (investment purposes); and currency swaps (investment purpose and to hedge against fluctuations in foreign currencies). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

  The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

  As nominal interest rates rise, the value of fixed-income securities held by the Fund is likely to decrease.

  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 22.83% 6/2003	Worst Quarter: (25.60)% 12/2008

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns SMALL CAP EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		15.02%	3.61%	9.13%	5.71%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	14.12%	3.38%	8.23%	4.95%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1]	10.96%	3.06%	7.80%	4.76%	Aug 27, 2001
GS2 Class		15.25%	3.77%	9.28%	5.87%	Aug 27, 2001
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%	6.54%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
SMALL CAP EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of May 31, 2012, the market capitalization in the Russell 2000® Index ranged from $130 million to $3.0 billion. The Fund’s portfolio is not limited to the stocks listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.

  The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

  In addition to its investments in small capitalization stocks, the Fund invests in Russell 2000® Index derivatives. The Russell 2000® Index derivatives are backed by an actively managed, diversified portfolio of fixed-income investments, comprising no more than 15% of the Fund’s net assets.

  The Fund may use various types of derivative instruments including, but not limited to, forward currency exchange contracts (to hedge against fluctuations in foreign currencies); currency futures and options thereon (to hedge against fluctuations in foreign currencies); interest rate swaps, floors and caps (investment purposes); credit default swaps (investment purposes); futures and options on stock indices (investment purposes); futures and options on U.S. Treasury securities (investment purposes); and currency swaps (investment purpose and to hedge against fluctuations in foreign currencies). The Fund may also use other types of derivative instruments, such as futures and options contracts, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risk, or as part of a hedging strategy.

  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

  The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

  The Fund expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

  The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

  There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

  As nominal interest rates rise, the value of fixed-income securities held by the Fund is likely to decrease.

  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 22.83% 6/2003	Worst Quarter: (25.60)% 12/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
SMALL CAP EQUITY | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	1,257
One Year	rr_AverageAnnualReturnYear01	15.25%
Five Years	rr_AverageAnnualReturnYear05	3.77%
Ten Years	rr_AverageAnnualReturnYear10	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
SMALL CAP EQUITY | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.92%
Other expenses	rr_OtherExpensesOverAssets	0.36%
Total annual operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	695
10 Years	rr_ExpenseExampleYear10	1,538
2003	rr_AnnualReturn2003	46.24%
2004	rr_AnnualReturn2004	14.89%
2005	rr_AnnualReturn2005	6.37%
2006	rr_AnnualReturn2006	11.27%
2007	rr_AnnualReturn2007	0.87%
2008	rr_AnnualReturn2008	(37.19%)
2009	rr_AnnualReturn2009	27.93%
2010	rr_AnnualReturn2010	27.47%
2011	rr_AnnualReturn2011	1.22%
2012	rr_AnnualReturn2012	15.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.60%)
One Year	rr_AverageAnnualReturnYear01	15.02%
Five Years	rr_AverageAnnualReturnYear05	3.61%
Ten Years	rr_AverageAnnualReturnYear10	9.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
SMALL CAP EQUITY | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.12%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.38%	[2]
Ten Years	rr_AverageAnnualReturnYear10	8.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
SMALL CAP EQUITY | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.96%	[2]
Five Years	rr_AverageAnnualReturnYear05	3.06%	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.80%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
SMALL CAP EQUITY | Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Years	rr_AverageAnnualReturnYear05	3.56%
Ten Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.12% for the GS2 Class and 1.21% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. The "Total annual operating expenses (after fee waiver and expense reimbursement)" may not equal the limits for total annual operating expenses for each Class due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.

INTERNATIONAL EQUITY
GuideStone Funds International Equity Fund
Investment Objective
The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL EQUITY		GS2 Class	GS4 Class
Management fee		0.95%	0.95%
Other expenses		0.37%	0.62%
Acquired Fund fees and expenses		0.01%	0.01%
Total annual operating expenses		1.33%	1.58%
Fee waiver & expense reimbursement	[1]	(0.16%)	(0.17%)
Total annual operating expenses (after fee waiver & expense reimbursement)		1.17%	1.41%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.96% for the GS2 Class and 1.20% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example INTERNATIONAL EQUITY (USD $)	GS2 Class	GS4 Class
1 Year	119	144
3 Years	406	482
5 Years	713	844
10 Years	1,588	1,864

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund primarily invests in common stocks of foreign companies in countries having economies and markets generally considered to be developed, but may also invest in common stocks of foreign companies located in emerging markets.
  Common stocks of foreign companies are predominantly traded on foreign stock exchanges.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.
  The Fund may invest to a lesser extent in American Depositary Receipts and Global Depositary Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.
  The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.
  The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  At times, the Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
GS4 Class Annual Total Return years ended 12/31

Best Quarter: 25.80% 6/2009	Worst Quarter: (21.89)% 9/2011

Average Annual Total Returns as of 12/31/12
Average Annual Total Returns INTERNATIONAL EQUITY		One Year	Five Years	Ten Years	Since Inception	Inception Date
GS4 Class		17.05%	(3.67%)	8.17%	5.53%	Aug 27, 2001
GS4 Class after taxes on distributions	[1]	16.80%	(4.20%)	7.36%	4.80%	Aug 27, 2001
GS4 Class after taxes on distributions and sale of Fund shares	[1][2]	11.42%	(3.25%)	7.19%	4.79%	Aug 27, 2001
GS2 Class		17.43%	(3.46%)	8.39%	5.73%	Aug 27, 2001
MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)		16.83%	(2.89%)	9.74%	6.45%	Aug 27, 2001
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
INTERNATIONAL EQUITY
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of foreign companies. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.
  The Fund primarily invests in common stocks of foreign companies in countries having economies and markets generally considered to be developed, but may also invest in common stocks of foreign companies located in emerging markets.
  Common stocks of foreign companies are predominantly traded on foreign stock exchanges.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.
  The Fund may invest to a lesser extent in American Depositary Receipts and Global Depositary Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.
  The Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets. When the Fund takes a short position, it sells at the current market price a stock it has borrowed in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as “leverage,” which increases risk and may magnify the Fund’s gains or losses.
  The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options, forward contracts and swap agreements as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.
  The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the board of trustees based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that they manage in accordance with their investment strategies and processes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  The Fund may invest in securities issued by foreign companies through American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. In addition, securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.
  The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.
  Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.
  At times, the Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
  The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

		The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s GS4 Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (1-888-984-8433)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GS4 Class Annual Total Return years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: 25.80% 6/2009	Worst Quarter: (21.89)% 9/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
INTERNATIONAL EQUITY | GS2 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,588
One Year	rr_AverageAnnualReturnYear01	17.43%
Five Years	rr_AverageAnnualReturnYear05	(3.46%)
Ten Years	rr_AverageAnnualReturnYear10	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
INTERNATIONAL EQUITY | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.58%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total annual operating expenses (after fee waiver & expense reimbursement)	rr_NetExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	482
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,864
2003	rr_AnnualReturn2003	35.81%
2004	rr_AnnualReturn2004	18.80%
2005	rr_AnnualReturn2005	17.39%
2006	rr_AnnualReturn2006	23.58%
2007	rr_AnnualReturn2007	12.96%
2008	rr_AnnualReturn2008	(44.81%)
2009	rr_AnnualReturn2009	35.61%
2010	rr_AnnualReturn2010	10.14%
2011	rr_AnnualReturn2011	(14.01%)
2012	rr_AnnualReturn2012	17.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.89%)
One Year	rr_AverageAnnualReturnYear01	17.05%
Five Years	rr_AverageAnnualReturnYear05	(3.67%)
Ten Years	rr_AverageAnnualReturnYear10	8.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001
INTERNATIONAL EQUITY | after taxes on distributions | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.80%	[2]
Five Years	rr_AverageAnnualReturnYear05	(4.20%)	[2]
Ten Years	rr_AverageAnnualReturnYear10	7.36%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2]
INTERNATIONAL EQUITY | after taxes on distributions and sale of Fund shares | GS4 Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.42%	[2],[3]
Five Years	rr_AverageAnnualReturnYear05	(3.25%)	[2],[3]
Ten Years	rr_AverageAnnualReturnYear10	7.19%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001	[2],[3]
INTERNATIONAL EQUITY | MSCI ACWI (All Country World Index) Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.83%
Five Years	rr_AverageAnnualReturnYear05	(2.89%)
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2001

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.96% for the GS2 Class and 1.20% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2014. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the GS4 Class. After-tax returns for the GS2 Class will vary.
[3]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013